Borrowings - Summary of Debt Securities Explanatory (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)		Jan. 01, 2022 KRW (₩)	[1]
Borrowings [abstract]
General Borrowings	₩ 50,675,884		₩ 55,789,869
Bonds sold under repurchase agreements and others	15,652,135		11,773,494
Call money	3,255,542		4,154,003
Total	₩ 69,583,561	$ 53,900,215	₩ 71,717,366	[1]	₩ 56,912,374

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.